Acquisition of Biostrand - Summary of Allocated Purchase Price (Detail) - BioStrand B.V. [Member] $ in Thousands	Apr. 13, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 5,054
Common shares of the Company	29,126
Fair value of consideration	34,180
Cash	36
Amounts receivable	80
Unbilled revenue	8
Equipment	24
Intangible assets (not deductible for tax purposes)	28,459
Proprietary processes (not deductible for tax purposes)	391
Goodwill (not deductible for tax purposes)	12,727
Accounts payable and accrued liabilities assumed	(342)
Deferred revenue	9
Deferred income tax liability	(7,212)
Total net assets acquired and liabilities assumed	$ 34,180